Income Taxes - Schedule of Consolidated Reported Income Tax Expense Differed From Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate (2024:12.5%; 2023:12.5%)	$ 31,558	$ 100,470	$ 71,622
Rate differential from amortization of intangible assets		(48,240)	(71,223)
Global minimum tax	13,156	16,719	0
Foreign and other income taxed at higher rates	0	50,130	35,044
Research & development tax incentives		(3,041)	(3,868)
Movement in valuation allowance	3,287	(5,279)	(1,068)
Effects of change in tax rates	0	25,691	3,154
Decrease in unrecognized tax benefits		(61,679)	(54,347)
Investor tax (benefit) / expense on foreign subsidiary earnings	(30,496)	(7,995)	39,165
Impact of stock compensation		(9,385)	(11,487)
Other and non-deductible expenses		7,239	11,396
Income tax expense	$ 23,126	$ 64,630	$ 18,388